Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	9 Months Ended
Jul. 31, 2025 $ / shares
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.26%
U.S. 10-year BBB spread	1.72%
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	0.30%
Home prices	0.70%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.40%
Real GDP	1.70%
Home prices	1.10%
Central bank policy interest rate	3.75%
Base Forecast [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.00%
U.S. 10-year BBB spread	1.80%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Base Forecast [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	2.00%
Home prices	4.40%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	2.10%
Home prices	3.40%
Central bank policy interest rate	3.25%
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.36%
U.S. 10-year BBB spread	1.52%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.40%
Real GDP	0.40%
Home prices	0.80%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	1.80%
Home prices	1.80%
Central bank policy interest rate	3.69%
Upside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.25%
U.S. 10-year BBB spread	1.75%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	2.20%
Home prices	5.00%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.50%
Home prices	4.10%
Central bank policy interest rate	3.50%
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.76%
U.S. 10-year BBB spread	2.48%
Exchange rate (U.S. dollar/Canadian dollar)	0.68
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.80%
Real GDP	(1.20%)
Home prices	(7.80%)
Central bank policy interest rate	1.13%
Downside Scenario [Member] | Average Q3 2025 - Q2 2026 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	(0.50%)
Home prices	(7.20%)
Central bank policy interest rate	2.31%
Downside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.58%
U.S. 10-year BBB spread	2.08%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	2.20%
Home prices	3.80%
Central bank policy interest rate	1.42%
Downside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.50%
Home prices	4.20%
Central bank policy interest rate	2.30%